DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and applicable rules and regulations of the Securities and Exchange Commission (SEC) regarding interim financial reporting. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended January 31, 2019, filed on March 14, 2019. The condensed consolidated balance sheet as of January 31, 2019, included herein, was derived from the audited consolidated financial statements as of that date.

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary and have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the Company’s statement of financial position as of October 31, 2019 and January 31, 2019, and the Company’s results of operations for the three and nine months ended October 31, 2019 and 2018 and cash flows for the nine months ended October 31, 2019 and 2018. The results for the three and nine months ended October 31, 2019 are not necessarily indicative of the results to be expected for the year ending January 31, 2020 or any future period.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP). The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All intercompany transactions have been eliminated in  consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses recognized during the reported period. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses recognized during the reported period. Actual results could differ from those estimates.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. Accounts receivable have been included in prepaid expenses and other current assets in the condensed consolidated balance sheets. The amount for the prior period has been reclassified to be consistent with the current year presentation and has no impact on previously reported total assets, total stockholders’ equity or net loss.

Reverse Stock Split

Reverse Stock Split

On April 25, 2019, the Company effected a 1-for-25 reverse stock split of its common stock. As a result of the reverse stock split, every twenty-five shares of the Company’s pre-reverse split outstanding common stock was combined and reclassified into one share of common stock. Par value per share remained unchanged at $0.001 per share.  Proportionate voting rights and other rights of common stockholders were not affected by the reverse stock split. No fractional shares were issued in connection with the reverse stock split; stockholders who would otherwise hold a fractional share of common stock received cash in an amount equal to the product obtained by multiplying (i) the closing  price of the Company’s common stock on the last trading day prior to the effective date of the reverse stock split, by (ii) the number of shares of the Company’s common stock held by the stockholder that would otherwise have been exchanged for the fractional share interest. All stock options and warrants outstanding and common stock reserved for issuance under the Company’s equity incentive plans immediately prior to the reverse stock split were adjusted by dividing the number of affected shares of common stock by 25 and, as applicable, multiplying the exercise price by 25, as a result of the reverse stock split. All of the share numbers, share prices and exercise prices have been adjusted on a retroactive basis as if such 1-for-25 reverse stock split occurred on the first day of the first period presented. Certain amounts in the notes to the financial statements may be slightly different than previously reported due to rounding of fractional shares as a result of the reverse stock split.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. When such an event occurs, management determines whether there has been an impairment by comparing the anticipated undiscounted future net cash flows to the related asset’s carrying value. If an asset is considered impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. The Company did not identify any impairment losses for either of the three or nine months ended October 31, 2019 or 2018.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. When such an event occurs, management determines whether there has been an impairment by comparing the anticipated undiscounted future net cash flows to the related asset’s carrying value. If an asset is considered impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. The Company did not identify any impairment losses for the years ended January 31, 2019 or 2018.

Net Loss per Share

Net Loss per Share

Basic net loss per share is calculated based on the weighted-average number of shares of the Company’s common stock outstanding during the period. The weighted-average shares outstanding for the three and nine months ended October 31, 2019 and 2018 excludes 7,733 shares of unvested restricted common stock. Diluted net loss per share attributable to common stockholders is calculated based on the weighted-average number of shares of the Company’s common stock outstanding and other dilutive securities outstanding during the period.

As of October 31, 2019 and 2018, approximately 6,325,000 and 7,604,000 of potentially dilutive securities, respectively, were excluded from the computation of diluted net loss per share because their effect on net loss per share would be anti-dilutive.

Net Loss Per Share

Basic net loss per share attributable to common stockholders is calculated based on the weighted average number of shares of the Company’s common stock outstanding during the period. The weighted average shares outstanding for the years ended January 31, 2019 and 2018 exclude 193,333 shares of unvested restricted common stock. Diluted net loss per share attributable to common stockholders is calculated based on the weighted average number of shares of the Company’s common stock outstanding and other dilutive securities outstanding during the period.

As of January 31, 2019 and 2018, approximately 182,702,000 and 215,810,000, potentially dilutive securities, respectively, were excluded from the computation of diluted loss per share because their effect on net loss per share would be anti-dilutive.

Warrant Liability

Warrant Liability

The Company accounts for certain of its warrants as derivative liabilities based on provisions relating to cash settlement options. The Company recorded a liability for the fair value of the warrants at the time of issuance, and at each reporting date the warrants are revalued to the instrument’s fair value. The fair value of the warrants are estimated using the Black-Scholes pricing model. This liability is subject to fair value re-measurement until the warrants are exercised or expired, and any change in fair value is recognized as other income or expense in the condensed consolidated statements of operations and comprehensive loss.

Warrant Liability

The Company accounts for certain of its warrants as derivative liabilities based on provisions relating to cash settlement options. The Company recorded a liability for the fair value of the warrants at the time of issuance, and at each reporting date the warrants are revalued to the instrument’s fair value. The fair value of the warrants are estimated using the Black-Scholes pricing model. This liability is subject to fair value re-measurement until the warrants are exercised or expired, and any change in fair value is recognized as other income or expense in the consolidated statements of operations and comprehensive loss.

Summary of Significant Accounting Policies

Summary of Significant Accounting Policies

These unaudited interim condensed consolidated financial statements and accompanying notes should be read in conjunction with the Company’s annual consolidated financial statements and notes thereto contained in the Annual Report on Form 10-K for the fiscal year ended January 31, 2019. There have been no significant changes in the Company’s significant accounting policies for the three and nine months ended October 31, 2019, except for the adoption of Accounting Standards Update 2016-02, Leases, as discussed below, as compared to the significant accounting policies described in the Annual Report on Form 10-K for the fiscal year ended January 31, 2019.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU)  2016-02, Leases, and in July 2018, ASU No. 2018-11, Targeted Improvements, which requires entities to recognize assets and liabilities for leases with lease terms greater than twelve months. The Company adopted this standard as of February 1, 2019, and the Company’s leases are classified as operating leases and will continue to be classified as operating leases under the new accounting method. Adoption of the new standard resulted in the recording of an operating lease right-to-use asset of $1.2 million, which represents the present value of the remaining lease payments as of the date of adoption discounted using an incremental borrowing rate of 15%, and an operating lease liability of $1.3 million. The adoption did not have an impact on the Company’s condensed consolidated statement of operations and comprehensive loss or cash flows. See Note 9 for further information.

In June 2018, the FASB issued ASU No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. The amendment is effective for annual and interim periods beginning after December 15, 2018, with early adoption permitted. The Company adopted this update as of February 1, 2019 and the adoption did not have a material effect on its condensed consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which amended certain disclosure requirements over Level 1, Level 2 and Level 3 fair value measurements. The amendment is effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. The Company is currently evaluating the impact of adopting this amendment, but does not anticipate it will have a material impact on its disclosures.

The Company has reviewed other recent accounting pronouncements and concluded they are either not applicable to the business or no material effect is expected on the condensed consolidated financial statements as a result of future adoption.

Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update (ASU)  2016-02, Leases, and in July 2018, ASU No. 2018-11, Targeted Improvements, which requires entities to recognize assets and liabilities for leases with lease terms greater than twelve months. The new guidance also requires quantitative and qualitative disclosures regarding the amount, timing and uncertainty of cash flows arising from leases. The standard is effective for annual and interim periods beginning after December 15, 2018, with early adoption permitted upon issuance. The Company does not expect a material impact on the statement of operations and comprehensive loss or cash flows from the adoption of this standard.

In May 2017, the FASB issued ASU No. 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting. This amendment impacts entities that change the terms or conditions of a share-based payment award. The Company adopted this guidance as of February 1, 2018 for awards that are modified after that date, and the adoption did not have a material effect on its consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. The amendment is effective for annual and interim periods beginning after December 15, 2018, with early adoption permitted. The Company is in the process of evaluating the impact of adoption on its consolidated financial statements.

The Company has reviewed other recent accounting pronouncements and concluded they are either not applicable to the business, or no material effect is expected on the consolidated financial statements as a result of future adoption.